FINANCE ITEMS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of finance income and expense
Finance income and expense for the years ended December 31, 2019 and 2018 includes the following:

	Year ended December 31, 2019	Year ended December 31, 2018
Interest income on bank deposits	$6,941	$5,714
Finance income	$6,941	$5,714

Interest on finance leases and other loans	922	1,496
Finance fees and bank charges	512	969
Unwinding of discount on rehabilitation provision (note 17)	848	1,152
Finance costs	$2,282	$3,617